SCHEDULE OF CASHFLOW INFORMATION RELATED TO LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Lease Obligations
Cash payments for operating leases	$ 51,258	$ 43,019	$ 145,710	$ 83,593
Cash payments for finance leases	$ 30,881	$ 40,643	$ 75,698	$ 48,656